Schedule of Reconciliation to Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory tax (benefit) rate	38.00%	(41.00%)	41.00%
Nondeductible expenses	3.00%	6.00%	5.00%
Change in valuation allowance	6.00%	25.00%	22.00%
Tax credit for research and development and other	(2.00%)		(2.00%)
Unrecognized tax benefits	2.00%	14.00%	0.00%
Taxes on undistributed earnings of foreign subsidiaries	0.00%	1.00%	0.00%
Prior period tax accrual adjustment	0.00%	(9.00%)	0.00%
Difference in statutory tax rates of foreign subsidiaries	(12.00%)	(4.00%)	(13.00%)
Nondeductible goodwill impairment loss		13.00%
Change in tax law and rate		23.00%
Other, net	1.00%	(2.00%)	(2.00%)
Effective tax rate	36.00%	26.00%	51.00%